GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2019
GEOGRAPHIC INFORMATION
GEOGRAPHIC INFORMATION

NOTE 17:-   GEOGRAPHIC INFORMATION

a.Summary information about geographic areas:

The Group manages its business on a basis of one reportable segment (see Note 1 for a brief description of the Group’s business). The data is presented in accordance with ASC 280, "Segment Reporting". Revenues in the table below are attributed to geographical areas based on the location of the end customers.

The following presents total revenues for the years ended December 31, 2019, 2018 and 2017 and long-lived assets as of December 31, 2019, 2018 and 2017.

	2019		2018		2017
		Long-		Long-		Long-
	Total	lived	Total	lived	Total	lived
	revenues	assets	revenues	assets	revenues	assets

Americas, principally the U.S.	$97,453	$521	$86,636	$219	$81,051	$96
Europe	72,956	81	59,193	109	49,229	106
Far East	27,233	84	25,887	70	24,238	64
Israel	2,645	3,706	4,507	3,467	2,221	3,569

	$200,287	$4,392	$176,223	$3,865	$156,739	$3,835

The Group has derived approximately 41% of its revenues for the year ended December 31, 2019 from sales in the United States.

b.Product lines:

Total revenues from external customers divided on the basis of the Company’s product lines are as follows:

	Year Ended December 31,
	2019	2018	2017

Networking	$191,669	$162,831	$143,136
Technology	8,618	13,392	13,603

	$200,287	$176,223	$156,739